Forward Purchase Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Jan. 28, 2025	Nov. 07, 2024	Mar. 31, 2025	Dec. 31, 2024	Nov. 13, 2024
Forward Purchase Agreement [Line Items]
Maximum up to common stock shares (in Shares)		500,000
Seller purchased shares from third parties (in Shares)		100,000
Prepayment amount		$ 1,100
Initial price per recycled shares (in Dollars per share)		$ 11.36
Initial reset price per share (in Dollars per share)			$ 10	$ 10
Base reset price per share (in Dollars per share)			$ 10	$ 10
Number of trading days used for calculating VWAP price of shares			3 days	3 days
Volume weighted average price (in Dollars per share)			$ 0.5	$ 0.5
VWAP price per share (in Dollars per share)			$ 0	$ 0
Settlement amount under forward purchase agreement			$ 0	$ 0
Asset fair value			132
Derivative change in fair value			$ 23	339
Forward Purchase Agreement [Member]
Forward Purchase Agreement [Line Items]
Asset fair value				$ 155	$ 494
Early Termination [Member]
Forward Purchase Agreement [Line Items]
Seller purchased shares from third parties (in Shares)	100,000
Termination obligation aggregate amount	$ 132
Early termination reset price per share (in Dollars per share)	$ 1.32
Subsequent Event [Member] | Early Termination [Member]
Forward Purchase Agreement [Line Items]
Seller purchased shares from third parties (in Shares)	100,000
Termination obligation aggregate amount	$ 132
Early termination reset price per share (in Dollars per share)	$ 1.317